Income Taxes (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current tax expense
Federal	$ 85,000
Total current expense	85,000
Deferred tax expense (benefit)
Federal	(1,260,000)
State	1,104,000	473,000	173,000
Total deferred expense (benefit)	(156,000)	473,000	173,000
Total income tax provision	(71,000)	473,000	173,000
Tax benefit attributable to controlling interests	(1,223,000)
Tax expense attributable to non-controlling interests	1,152,000	473,000	173,000
Provision calculated at federal statutory income tax rate:
Net income before taxes	22,334,000	(2,606,000)	60,499,000
Statutory rate (as a percent)	35.00%
Income tax expense computed at statutory rate	7,817,000
Less: Noncontrolling interests	(9,009,000)
Income tax benefit attributable to Jones Energy, Inc.	(1,192,000)
State and local income taxes, net of federal benefit	(49,000)
Other	18,000
Tax benefit attributable to Jones Energy, Inc.	(1,223,000)
Tax expense attributable to non-controlling interest	1,152,000	473,000	173,000
Total income tax provision	(71,000)	473,000	173,000
Deferred tax assets
Investment in consolidated subsidiary JEH	526,000
Net operating loss	649,000
Alternative minimum tax credits	86,000
State deferred tax asset	52,000
Total deferred tax assets	1,313,000
Deferred tax liabilities
State deferred tax liability	3,093,000	1,936,000
Total deferred tax liabilities	3,093,000	1,936,000
Net deferred tax assets (liabilities)	(1,780,000)	(1,936,000)
Net deferred tax assets (liabilities)	(1,780,000)	(1,936,000)
Federal
Operating loss carry-forward
Net operating loss carry-forward	1,800,000
State
Operating loss carry-forward
Net operating loss carry-forward	$ 400,000